Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

Note 14 - Leases

Leases in which the Company is the lessee

The Company has lease agreements with respect to lands for the Solar Plants.

Information regarding material lease agreements entered into during the period

Solar Italy Eight leased land in Italy from private lessors for a period of 31 years. A right-of-use asset in the amount of €3,069 thousand have been recognized in 2025 in respect of this lease of land.

Solar Italy Eleven leased land in Italy from private lessors for a period of 31 years. A right-of-use asset in the amount of €7,067 thousand have been recognized in 2025 in respect of this lease of land.

1.	Right-of-use assets

	Italy	Spain	Talasol	Pumped storage	USA	Total
	€ in thousands

Balance as at January 1, 2025	13,201	2,346	7,340	9,619	1,809	34,315
Lease agreements entered into during the period	10,136	-	-	-	1,341	11,477
Depreciation for the year	(681)	(139)	(482)	(452)	(70)	(1,824)
Other	-	69	394	75	-	538
Effect of changes in exchange rates	-	-	-	120	(240)	(120)
Balance as at December 31, 2025	22,656	2,276	7,252	9,362	2,840	44,386

	Bio Gas	Italy	Spain	Talasol	Pumped storage	USA	Total
	€ in thousands

Balance as at January 1, 2024	20	9,526	2,327	7,595	9,425	2,074	30,967
Lease agreements entered into during the period	-	3,289	-	-	-	-	3,289
Depreciation for the year	(20)	(395)	(135)	(468)	(434)	(62)	(1,514)
Other	-	781	154	213	108	(305)	951
Effect of changes in exchange rates	-	-	-	-	520	102	622
Balance as at December 31, 2024	-	13,201	2,346	7,340	9,619	1,809	34,315
2.	Lease liability

Maturity analysis of the Company’s lease liabilities

December 31, 2025
€ in thousands
Less than one year	844
One to five years	4,203
More than five years	31,288

Total	36,335

Current maturities of lease liability	844

Long-term lease liability	35,491

3.	Additional information on leases

(a)	Amounts recognized in profit or loss

	2025	2024	2023
	€ in thousands

Depreciation on right-of-use asset	698	629	718
Interest expenses on lease liability	459	337	*407

*	Including the amounts of €66 thousand that was presented as a discontinued operation and classified as held for sale.

The remainder of the depreciation and the interest is capitalized to fixed assets, including the amount of €111 thousand recorded in the depreciation expenses that were presented as a discontinued operation and classified as held for sale for 2023.

(b)	Short-term leases

As mentioned in Note 3F regarding material accounting policies, the Company, in accordance with the practical expedient, accounts for short-term leases and leases of low-value assets as expenses on a straight-line basis over the lease term, instead of a right-of-use asset and lease liability. These leases include office space in the amount of approximately €328 thousand.